Common shares - Securities repurchase programs (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Jul. 29, 2024
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		49,923,042		51,762,790
Common stock and Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				175,000,000
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		150,000,000		150,000,000
Par value per share (in dollars per share)		$ 0.01		$ 0.01
Number of shares outstanding (in shares)		49,923,042		51,762,790
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				25,000,000
Par value per share (in dollars per share)				$ 0.01
2022 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)	1,891,303
Common stock, par value (in dollars per share)	$ 50.27
2023 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)	6,500	4,653,189	8,069,020
Common stock, par value (in dollars per share)	$ 47.51	$ 72.12	$ 48.90
Additional amount authorized for purchase of treasury shares					$ 400.0
Stock buyback program, remaining authorized amount				$ 173.4